UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one): [   ] is a restatement
				  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dover Partners, Inc.
Address: 3033 S. Kettering Blvd.
	 Suit 320
	 Dayton, OH  45439


13F File Number: 801-35543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Moix
Title: Assistant Vice President
Phone: 937-299-4105
Signature, Place, and Date of Signing:

	Jennifer R. Moix	Dayton, Ohio	October 25, 2000


Report Type (Check only one):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $141567


List of Other Included Managers:

No.	13F File Number		Name

                               Title of                               Investment Discretion       Voting Authority
Security                       Class    CUSIP      Mkt Value Quantity Sole   Share OtherMgrs     Sole   Share  None
---------------------------    -------- ---------  --------- -------- ----  ------ ---------     -----  ------ ------
AES Corp.                      Common   00130h105    2100      30660   x                          6940          23720
America Online                 Common   02364J104     732      13620   x                          6670           6950
American Express               Common   025816109     854      14060   x                          6680           7380
American Int'l. Group          Common   026874107    3214      33595   x                         16030          17565
Anheuser Busch                 Common   035229103     248       5880   x                          1140           4740
Automatic Data Processing      Common   053015103     295       4420   x                           880           3540
BP Amoco PLC Sponsored ADR     Common   110889409     305       5479   x                                         5479
Bank of America                Common   060505104    5787     110500   x                         37790          72710
Baxter International           Common   071813109    6128      76780   x                         27000          49780
Bellsouth Corp.                Common   079860102     215       5350   x                          1020           4330
Bristol Myers                  Common   110122108    5186      90793   x                         26940          63853
Cisco Systems                  Common   17275r102     748      13550   x                          5850           7700
Duke Energy                    Common   264399106    6499      75800   x                         23840          51960
Eli Lilly                      Common   532457108    1569      19340   x                           650          18690
Exxon-Mobil                    Common   30231G102    5993      67244   x                         24515          42729
Firstar                        Common   33763V109    4746     212141   x                         66640         145501
Gateway Inc.                   Common   367626108     602      12870   x                          6210           6660
General Electric               Common   369604103     559       9690   x                          1500           8190
Harley-Davidson                Common   412822108     276       5760   x                          1140           4620
Herman Miller                  Common   600544100    6172     192505   x                         71145         121360
Intel Corp.                    Common   458140100     553      13300   x                          6010           7290
International Paper            Common   460146103    4324     150740   x                         50580         100160
J.P. Morgan                    Common   616880100     284       1740   x                           340           1400
Johnson & Johnson              Common   478160104     296       3150   x                                         3150
Jones Apparel                  Common   480074103    5202     196310   x                         69000         127310
Kroger                         Common   501044101    5538     245460   x                         95800         149660
Lafarge                        Common   505862102    2454     112840   x                         50340          62500
Lehman Brothers                Common   524908100    7029      47575   x                         17125          30450
Lucent Technologies            Common   549463107     503      16470   x                          8700           7770
Marsh & McLennan               Common   571748102     349       2630   x                           430           2200
Mellon Financial               Common   58551A108    3197      68940   x                         34160          34780
Microsoft                      Common   594918104    1470      24380   x                          3110          21270
Motorola                       Common   620076109    4515     159810   x                         51540         108270
New York Times                 Common   650111107     214       5440   x                          1080           4360
NiSource                       Common   65473P105    2081      85371   x                         43921          41450
Nokia Corp.                    Common   654902204     701      17620   x                          8830           8790
Pepsico                        Common   713448108     875      19030   x                          8830          10200
Pfizer                         Common   717081103     824      18330   x                          8790           9540
Phillips Petroleum             Common   718507106    5465      87100   x                         28150          58950
Reynolds & Reynolds            Common   761695105    4304     216550   x                         60900         155650
SBC Communications             Common   78387G103    5325     106505   x                         32299          74206
Sara Lee Corp                  Common   803111103    4388     216050   x                         71810         144240
Schlumberger Ltd.              Common   806857108    2789      33880   x                          4910          28970
Smithkline Beecham             Common   832378301    5831      84975   x                         29325          55650
Sun Microsystems               Common   866810104    6203      53130   x                         20020          33110
Symantec                       Common   871503108    5355     121715   x                         40925          80790
USX Marathon Group             Common   902905827    4664     164390   x                         52210         112180
Verizon Communications         Common   92343v104    4596      94880   x                         27340          67540